UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Avenue
          29th Floor
          New York, NY 10022


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ranjan Tandon
Title:    Managing Member
Phone:    (212) 350-5125


Signature, Place and Date of Signing:

/s/ Ranjan Tandon                New York, New York           May 14, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total:  $193,979
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number             Name

1.           028-10574                        Libra Associates, LLC

2.           028-10573                        Libra Fund, L.P.
----         -------------------              ------------------------------

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                   COLUMN 2          COLUMN 3   COLUMN 4     COLUMN  5          COLUMN 6        COL 7        COLUMN 8

                                                        VALUE      SHARES/    SH/ PUT/  INVESTMENT      OTHR     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP      (X$1,000)  PRN AMT.   PRN CALL  DISCRETION      MGRS  SOLE     SHARED   NONE
--------------             --------------    -----      ---------  --------   --- ----  ----------      -----  ----    ------   ----
ADVANTAGE OIL & GAS LTD    COM               00765F101   5,946        877,700 SH        Shared-Defined  1,2     877,700
AGNICO EAGLE MINES LTD     COM               008474108   2,371         42,590 SH        Shared-Defined  1,2      42,590
ANGLOGOLD ASHANTI LTD      SPONSORED ADR     035128206   4,033        106,281 SH        Shared-Defined  1,2     106,281
APOLLO GOLD CORP           COM               03761E102   1,379      4,000,000 SH        Shared-Defined  1,2   4,000,000
BANRO CORP                 COM               066800103   2,930      1,371,100 SH        Shared-Defined  1,2   1,371,100
CLAUDE RES INC             COM               182873109   3,319      3,150,000 SH        Shared-Defined  1,2   3,150,000
COCA COLA ENTERPRISES INC  COM               191219104   5,076        183,500 SH        Shared-Defined  1,2     183,500
COMPTON PETE CORP          COM               204940100   2,196      2,372,500 SH        Shared-Defined  1,2   2,372,500
COTT CORP QUE              COM               22163N106      78         10,000 SH        Shared-Defined  1,2      10,000
DELTA PETE CORP            COM NEW           247907207     174        123,400 SH        Shared-Defined  1,2     123,400
EBAY INC                   COM               278642103   4,989        185,000 SH        Shared-Defined  1,2     185,000
ELDORADO GOLD CORP NEW     COM               284902103   1,171         96,921 SH        Shared-Defined  1,2      96,921
EXETER RES CORP            COM               301835104  10,155      1,663,300 SH        Shared-Defined  1,2   1,663,300
GAMMON GOLD INC            COM               36467T106  48,190      6,714,810 SH        Shared-Defined  1,2   6,714,810
GOLD FIELDS LTD NEW        SPONSORED ADR     38059T106   3,622        287,032 SH        Shared-Defined  1,2     287,032
GOLDCORP INC NEW           COM               380956409   4,125        110,380 SH        Shared-Defined  1,2     110,380
GOLDCORP INC NEW           *W EXP 06/09/201  380956177     235         57,000 SH        Shared-Defined  1,2      57,000
GOLDEN STAR RES LTD CDA    COM               38119T104   9,962      2,574,044 SH        Shared-Defined  1,2   2,574,044
GRAN TIERRA ENERGY INC     COM               38500T101     886        150,000 SH        Shared-Defined  1,2     150,000
GREAT BASIN GOLD LTD       COM               390124105  24,033     14,107,329 SH        Shared-Defined  1,2  14,107,329
KEEGAN RES INC             COM               487275109   6,387      1,065,100 SH        Shared-Defined  1,2   1,065,100
MINEFINDERS LTD            COM               602900102   7,949        859,431 SH        Shared-Defined  1,2     859,431
NETSUITE INC               COM               64118Q107   2,253        154,947 SH        Shared-Defined  1,2     154,947
NEW GOLD INC CDA           COM               644535106     263         61,182 SH        Shared-Defined  1,2      61,182
NEWMONT MINING CORP        COM               651639106   3,460         67,944 SH        Shared-Defined  1,2      67,944
NORTHGATE MINERALS CORP    COM               666416102   4,168      1,387,600 SH        Shared-Defined  1,2   1,387,600
QUATERRA RES INC           COM               747952109   3,375      2,688,167 SH        Shared-Defined  1,2   2,688,167
RUBICON MINERALS CORP      COM               780911103   1,701        445,100 SH        Shared-Defined  1,2     445,100
SILVER WHEATON CORP        COM               828336107   7,362        469,518 SH        Shared-Defined  1,2     469,518
TASEKO MINES LTD           COM               876511106  10,801      2,065,558 SH        Shared-Defined  1,2   2,065,558
VANTAGE DRILLING COMPANY   ORD SHS           G93205113   6,544      4,421,385 SH        Shared-Defined  1,2   4,421,385
YAMANA GOLD INC            COM               98462Y100   4,845        489,600 SH        Shared-Defined  1,2     489,600


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